Report of Directors Corporate Governance - Determining executive Directors’ annual performance (Details) £ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 GBP (£) point t paymentHoliday mortgage_loan	Dec. 31, 2020 USD ($) point t paymentHoliday mortgage_loan	Dec. 31, 2019 GBP (£) point
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of employees equipped to work from home	85.00%	85.00%
Customer satisfaction, capital markets financing raised by customers		$ 1,890,000
Customer satisfaction, financing arranged through social and covid-19 relief bonds		$ 125,000
Employer advocacy, as a measure of employee engagement, 2020 actual	72.00%	72.00%
Employee engagement, percentage of response of covid-19 survey	50.00%	50.00%
Employee engagement, percentage of employees getting information needed	89.00%	89.00%
Employee engagement, percentage of employees getting support needed	86.00%	86.00%
Employee engagement, percentage of employees believing in HSBC values their well-being	75.00%	75.00%
Employee engagement, percentage of employees confident in leadership	86.00%	86.00%
Percentage of female representation at Senior Management level, actual	30.00%	30.00%
Environment, carbon emission per FTE, actual (in tonnes) | t	1.76	1.76
Environment, carbon emission per FTE, target (in tonnes) | t	2.0	2.0
Environment, sustainable finance, target		$ 24,000
Environment, percentage of sustainability training completed	93.00%	93.00%
Personal Customers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payment holidays granted | paymentHoliday	720,000	720,000
Customer satisfaction, relief provided		$ 26,000
Wholesale Customers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Loans granted | mortgage_loan	237,000	237,000
Customer satisfaction, lending provided		$ 52,000
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of branches open for business	70.00%	70.00%
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of branches open for business	90.00%	90.00%
Global Banking and Markets
Disclosure of terms and conditions of share-based payment arrangement [line items]
Customer satisfaction, global net promoter score | point	48	48	38
Customer satisfaction, global competitor score | point	40	40
Customer satisfaction, global digital satisfaction score	64.00%	64.00%
Customer satisfaction, global competitor digital satisfaction score	36.00%	36.00%
Commercial Banking
Disclosure of terms and conditions of share-based payment arrangement [line items]
Retail customer satisfaction, percent of markets with improved digital satisfaction scores	85.71%	85.71%
Retail customer satisfaction, percent of markets with improved customer satisfaction scores	57.14%	57.14%
Wealth and Personal Banking
Disclosure of terms and conditions of share-based payment arrangement [line items]
Retail customer satisfaction, percent of markets ranked in top three	85.71%	85.71%
Retail customer satisfaction, percent of markets with improved digital satisfaction scores	42.86%	42.86%
Noel Quinn
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum annual incentive opportunity (%)	195.00%	195.00%
Annual incentive | £			£ 665
Ewen Stevenson
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum annual incentive opportunity (%)	191.00%	191.00%
Annual incentive | £			£ 1,082
Profit before tax
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, performance		$ 14,770
Profit before tax | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout		19,910
Profit before tax | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout		23,380
RWA optimisation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout		35,000
Financial measure, performance		51,500
Entity's stated performance objective by 2022		100,000
RWA optimisation | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout		35,000
RWA optimisation | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout		44,900
RWA optimisation | Global Banking and Markets
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout		37,400
RWA optimisation | Commercial Banking
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout		12,900
Cost savings
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, performance		1,040
Cost savings | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout		1,000
Cost savings | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Financial measure, payout		$ 1,600
Group Chief Executive
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	64.50%	64.50%	66.40%
Weighting (%)	100.00%	100.00%
Maximum annual incentive opportunity | £	£ 2,478
Annual incentive pre-cash waiver | £	1,598
Annual incentive | £	£ 799
Group Chief Executive | Personal objectives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	10.00%	10.00%
Reduced outcome (%)	32.25%	32.25%
Weighting (%)	10.00%	10.00%
Assessment (%)	100.00%	100.00%
Group Chief Executive | Profit before tax
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	0.00%	0.00%
Weighting (%)	30.00%	30.00%
Assessment (%)	0.00%	0.00%
Group Chief Executive | RWA optimisation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	20.00%	20.00%
Weighting (%)	20.00%	20.00%
Assessment (%)	100.00%	100.00%
Group Chief Executive | Cost savings
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	0.00%	0.00%
Weighting (%)	0.00%	0.00%
Assessment (%)	0.00%	0.00%
Group Chief Executive | Customer satisfaction
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	8.00%	8.00%
Weighting (%)	10.00%	10.00%
Assessment (%)	80.00%	80.00%
Group Chief Executive | Employee experience
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	9.50%	9.50%
Weighting (%)	10.00%	10.00%
Assessment (%)	95.00%	95.00%
Group Chief Executive | Environment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	8.50%	8.50%
Weighting (%)	10.00%	10.00%
Assessment (%)	85.00%	85.00%
Group Chief Executive | Risk and compliance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	8.50%	8.50%
Weighting (%)	10.00%	10.00%
Assessment (%)	85.00%	85.00%
Group Chief Financial Officer
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	63.75%	63.75%	77.50%
Weighting (%)	100.00%	100.00%
Maximum annual incentive opportunity | £	£ 1,412
Annual incentive pre-cash waiver | £	900
Annual incentive | £	£ 450
Reducing finance function costs, target		$ 800
Group Chief Financial Officer | Personal objectives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	6.25%	6.25%
Reduced outcome (%)	31.88%	31.88%
Weighting (%)	10.00%	10.00%
Assessment (%)	62.50%	62.50%
Group Chief Financial Officer | Profit before tax
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	0.00%	0.00%
Weighting (%)	20.00%	20.00%
Assessment (%)	0.00%	0.00%
Group Chief Financial Officer | RWA optimisation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	20.00%	20.00%
Weighting (%)	20.00%	20.00%
Assessment (%)	100.00%	100.00%
Group Chief Financial Officer | Cost savings
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	3.00%	3.00%
Weighting (%)	10.00%	10.00%
Assessment (%)	30.00%	30.00%
Group Chief Financial Officer | Customer satisfaction
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	8.00%	8.00%
Weighting (%)	10.00%	10.00%
Assessment (%)	80.00%	80.00%
Group Chief Financial Officer | Employee experience
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	9.50%	9.50%
Weighting (%)	10.00%	10.00%
Assessment (%)	95.00%	95.00%
Group Chief Financial Officer | Environment
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	8.50%	8.50%
Weighting (%)	10.00%	10.00%
Assessment (%)	85.00%	85.00%
Group Chief Financial Officer | Risk and compliance
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outcome (%)	8.50%	8.50%
Weighting (%)	10.00%	10.00%
Assessment (%)	85.00%	85.00%